Net Change In Non-Cash Operating Working Capital (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary Of Changes In Non Cash Operating Working Capital

Year ended,	March 31, 2024	March 31, 2023

Accounts receivable	$45.5	$119.5

Net taxes payable and accrued taxes	(4.5)	(58.3)

Inventories	(80.4)	(187.8)

Prepaid expenses and other current assets	14.9	22.8

Accounts payable and accrued liabilities	57.6	(76.6)

Derivative financial instruments (net)	-	1.7

	$33.1	$(178.7)